Other assets	12 Months Ended
Dec. 31, 2017
Other assets
Other assets

18. Other assets

The breakdown of Other assets is as follows:

	12/31/2016	12/31/2017

Credit card operating balances	1,297	1,597
Insurance commission receivables	976	1,053
Prepayments	660	793
Other	3,402	5,666
	6,335	9,109